Share Based Payment (Details) - Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers	12 Months Ended
Jun. 30, 2023 $ / shares shares
Group 1 [Member]
Share Based Payment (Details) - Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers [Line Items]
Number of options, At the beginning | shares
Exercise price, At the beginning | $ / shares
Number of options, Granted during the period | shares	579,078
Exercise price, Granted during the period | $ / shares	$ 1.52
Number of options, Forfeited during the period | shares
Exercise price, Forfeited during the period | $ / shares
Number of options, Exercised during the period | shares	253,252
Exercise price, Exercised during the period | $ / shares	$ 1.52
Number of options, Expired during the period | shares
Exercise price, Expired during the period | $ / shares
Number of options,At the ending | shares	325,826
Exercise price, At the ending | $ / shares	$ 1.52
Group 2 [Member]
Share Based Payment (Details) - Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers [Line Items]
Number of options, At the beginning | shares
Exercise price, At the beginning | $ / shares
Number of options, Granted during the period | shares	346,555
Exercise price, Granted during the period | $ / shares	$ 8
Number of options, Forfeited during the period | shares
Exercise price, Forfeited during the period | $ / shares
Number of options, Exercised during the period | shares	139,957
Exercise price, Exercised during the period | $ / shares	$ 8
Number of options, Expired during the period | shares
Exercise price, Expired during the period | $ / shares
Number of options,At the ending | shares	206,598
Exercise price, At the ending | $ / shares	$ 8
Group 3 [Member]
Share Based Payment (Details) - Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers [Line Items]
Number of options, At the beginning | shares
Exercise price, At the beginning | $ / shares
Number of options, Granted during the period | shares	700,000
Exercise price, Granted during the period | $ / shares	$ 4.25
Number of options, Forfeited during the period | shares
Exercise price, Forfeited during the period | $ / shares
Number of options, Exercised during the period | shares
Exercise price, Exercised during the period | $ / shares
Number of options, Expired during the period | shares
Exercise price, Expired during the period | $ / shares
Number of options,At the ending | shares	700,000
Exercise price, At the ending | $ / shares	$ 4.25